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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05646

New Century Portfolios

(Exact name of registrant as specified in charter)

100 William Street, Suite 200 Wellesley, Massachusetts	02481
(Address of principal executive offices)	(Zip code)

Nicole M. Tremblay, Esq.

Weston Financial Group, Inc.  100 William Street, Suite 200   Wellesley, Massachusetts 02481

(Name and address of agent for service)

Registrant's telephone number, including area code:	(781) 235-7055

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2017 (Unaudited)

INVESTMENT COMPANIES - 99.3%	Shares	Value
Large-Cap Funds - 55.4%
American Funds AMCAP Fund - Class A	124,089	$3,491,870
DFA U.S. Large Cap Value Portfolio - Institutional Class	56,049	1,995,334
Glenmede Large Cap Core Portfolio	168,980	4,096,069
Glenmede Large Cap Growth Portfolio	161,607	4,287,432
iShares S&P 500 Growth ETF (a)	16,700	2,093,345
iShares S&P 500 Value ETF (a)	16,605	1,693,212
JPMorgan Value Advantage Fund - Institutional Class	147,805	4,788,884
Loomis Sayles Growth Fund - Class Y	379,788	4,686,588
MFS Growth Fund - Class I	43,570	3,389,286
Putnam Equity Income Fund - Class Y	278,567	6,058,832
Sterling Capital Special Opportunities Fund - Institutional Shares	121,936	2,845,978
Vanguard 500 Index Fund - Admiral Shares	22,159	4,664,000
Vanguard Dividend Growth Fund - Investor Shares	182,215	4,322,150
		48,412,980
Sector Funds - 18.4%
Fidelity Select Health Care Portfolio	4,213	820,972
Financial Select Sector SPDR Fund (a)	115,000	2,680,650
First Trust Dow Jones Internet Index Fund (a) (b)	30,000	2,560,200
iShares Nasdaq Biotechnology ETF (a)	6,000	1,668,420
Legg Mason Low Volatility High Dividend ETF (a)	60,000	1,739,400
SPDR S&P Aerospace & Defense ETF (a)	15,000	965,700
T. Rowe Price Global Technology Fund	158,461	2,302,435
Technology Select Sector SPDR Fund (a)	67,000	3,355,360
		16,093,137
International Funds - 12.5%
DFA Continental Small Company Portfolio - Institutional Class	92,302	2,086,945
DFA International Core Equity Portfolio - Institutional Class	240,016	2,911,396
Hartford International Value Fund (The) - Class Y	99,079	1,557,520
JOHCM International Select Fund - Class I	83,499	1,629,075
Matthews Emerging Asia Fund - Institutional Class	116,874	1,571,960
MFS International Value Fund - Class I	31,890	1,194,277
		10,951,173
Mid-Cap Funds - 10.9%
Congress Mid Cap Growth Fund - Institutional Class	165,025	2,746,026
iShares S&P Mid-Cap 400 Growth ETF (a)	10,100	1,875,570
John Hancock Disciplined Value Mid Cap Fund - Class I	111,425	2,447,998
SPDR S&P MidCap 400 ETF Trust (a)	8,102	2,484,883
		9,554,477
Small-Cap Funds - 2.1%
WisdomTree SmallCap Dividend ETF (a)	22,000	1,792,560

Total Investment Companies (Cost $68,574,587)		$86,804,327

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.9%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.63% (c) (Cost $773,266)	773,266	$773,266

Total Investments at Value - 100.2% (Cost $69,347,853)		$87,577,593

Liabilities in Excess of Other Assets - (0.2%)		(133,224)

Net Assets - 100.0%		$87,444,369

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of January 31, 2017.

See accompanying notes to Schedules of Investments.

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2017 (Unaudited)

INVESTMENT COMPANIES - 93.6%	Shares	Value
Large-Cap Funds - 30.5%
American Funds AMCAP Fund - Class A	89,998	$2,532,552
DFA U.S. Large Cap Growth Portfolio - Institutional Class	95,946	1,527,463
iShares Core S&P 500 ETF (a)	10,600	2,426,658
JPMorgan Hedged Equity Fund - Select Class	113,922	2,003,892
JPMorgan Value Advantage Fund - Institutional Class	121,895	3,949,396
Loomis Sayles Growth Fund - Class Y	138,928	1,714,372
MFS Value Fund - Class I	43,917	1,610,432
		15,764,765
Fixed Income/Multi-Sector Bond Funds - 20.7%
BlackRock Strategic Income Opportunities Portfolio - Institutional Shares	136,846	1,350,665
Dodge & Cox Income Fund	149,054	2,033,094
Goldman Sachs Emerging Markets Debt Fund - Institutional Shares	67,817	850,425
Loomis Sayles Bond Fund - Institutional Class	119,163	1,645,643
PIMCO Income Fund - Institutional Class	235,081	2,846,835
Western Asset Core Plus Bond Fund - Class I	174,433	1,997,260
		10,723,922
International Funds - 14.3%
DFA Emerging Markets Core Equity Portfolio - Institutional Class	41,868	771,212
Dodge & Cox International Stock Fund	17,791	707,005
First Eagle Global Fund - Class A	45,194	2,518,648
Harding, Loevner International Equity Portfolio - Institutional Class	111,515	2,086,447
John Hancock International Growth Fund - Class I	62,862	1,347,757
		7,431,069
Mid-Cap Funds - 8.0%
John Hancock Disciplined Value Mid Cap Fund - Class I	79,122	1,738,301
SPDR S&P MidCap 400 ETF Trust (a)	7,780	2,386,126
		4,124,427
Sector Funds - 7.9%
Legg Mason Low Volatility High Dividend ETF (a)	20,000	579,800
SPDR S&P Regional Banking ETF (a)	17,000	941,800
Vanguard Global Minimum Volatility Fund - Admiral Shares	65,480	1,576,095
Vanguard Market Neutral Fund - Investor Shares	81,448	991,225
		4,088,920
High Yield Bond Funds - 6.3%
Loomis Sayles Institutional High Income Fund	109,379	733,936
Loomis Sayles Senior Floating Rate and Fixed Income Fund - Class Y	179,215	1,786,777
VanEck Vectors Fallen Angel High Yield Bond ETF (a)	25,000	733,250
		3,253,963
Convertible Bond Funds - 3.4%
AllianzGI Convertible & Income Fund II (c)	157,816	945,318
AllianzGI Convertible Fund - Institutional Class	25,687	803,756
		1,749,074

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 93.6% (Continued)	Shares	Value
Small-Cap Funds - 2.5%
Brown Capital Management Small Company Fund - Institutional Class (b)	7,567	$571,456
iShares S&P Small-Cap 600 Value ETF (a)	5,200	719,264
		1,290,720

Total Investment Companies (Cost $40,112,566)		$48,426,860

STRUCTURED NOTES - 4.3%	Par Value	Value
BNP Paribas Return Enhanced Notes Linked to the Performance of PowerShares S&P 500 Low Volatility Portfolio, due 03/31/2017 (b)	$750,000	$1,055,592
JPMorgan Chase & Co., Certificates of Deposit Linked to the JPMorgan Efficiente Plus DS 5 Index, due 06/23/2020 (b)	1,250,000	1,198,000
Total Structured Notes (Cost $2,000,000)		$2,253,592

MONEY MARKET FUNDS - 1.7%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.63% (d) (Cost $865,093)	865,093	$865,093

Total Investments at Value - 99.6% (Cost $42,977,659)		$51,545,545

Other Assets in Excess of Liabilities - 0.4%		210,361

Net Assets - 100.0%		$51,755,906

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	Closed-end fund.
(d)	The rate shown is the 7-day effective yield as of January 31, 2017.

See accompanying notes to Schedules of Investments.

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2017 (Unaudited)

INVESTMENT COMPANIES - 98.5%	Shares	Value
Diversified Funds - 44.8%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF (a)	30,000	$847,800
DFA International Small Cap Value Portfolio - Institutional Class	55,035	1,091,895
Dodge & Cox International Stock Fund	23,187	921,461
FMI International Fund - Investor Class	63,464	1,940,106
Hartford International Value Fund (The) - Class Y	108,479	1,705,285
Ivy International Core Equity Fund - Class I	85,979	1,484,002
JOHCM International Select Fund - Class I	95,761	1,868,303
John Hancock International Growth Fund - Class I	44,283	949,424
MFS International Value Fund - Class I	27,950	1,046,745
Oakmark International Fund - Class I	100,595	2,378,058
Oppenheimer International Small-Mid Company Fund - Class I	28,796	1,103,476
		15,336,555
Europe Funds - 35.3%
DFA Continental Small Company Portfolio - Institutional Class	72,431	1,637,658
Franklin Mutual European Fund - Class A	78,109	1,460,631
Invesco European Growth Fund - Class Y	69,358	2,368,580
iShares Core MSCI Europe ETF (a)	12,000	502,920
iShares MSCI France ETF (a)	20,000	500,200
iShares MSCI Germany ETF (a)	80,100	2,203,551
iShares MSCI Sweden Capped ETF (a)	29,500	899,750
iShares MSCI Switzerland Capped ETF (a)	25,600	786,688
iShares MSCI United Kingdom ETF (a)	55,073	1,732,046
		12,092,024
Asia/Pacific Funds - 16.3%
Deutsche X-trackers MSCI Japan Hedged Equity ETF (a)	35,500	1,323,795
iShares MSCI Australia ETF (a)	30,100	639,324
iShares MSCI Japan ETF (a)	15,000	758,550
Matthews Emerging Asia Fund - Institutional Class	116,874	1,571,960
Matthews Japan Fund - Institutional Class	64,688	1,264,648
		5,558,277
Diversified Emerging Markets Funds - 2.1%
DFA Emerging Markets Core Equity Portfolio - Institutional Class	39,408	725,888

Total Investment Companies (Cost $30,757,502)		$33,712,744

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.8%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.63% (b) (Cost $273,545)	273,545	$273,545

Total Investments at Value - 99.3% (Cost $31,031,047)		$33,986,289

Other Assets in Excess of Liabilities - 0.7%		240,908

Net Assets - 100.0%		$34,227,197

(a)	Exchange-traded fund.
(b)	The rate shown is the 7-day effective yield as of January 31, 2017.

See accompanying notes to Schedules of Investments.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2017 (Unaudited)

INVESTMENT COMPANIES - 96.1%	Shares	Value
Long/Short Equity Funds - 21.6%
AQR Long-Short Equity Fund - Class I	416,369	$5,462,756
Boston Partners Long/Short Research Fund - Institutional Class (b)	357,075	5,595,368
Vanguard Market Neutral Fund - Investor Shares	258,502	3,145,971
Weitz Partners III Opportunity Fund - Institutional Class (b)	169,141	2,528,659
		16,732,754
Arbitrage Funds - 17.7%
Calamos Market Neutral Income Fund - Class A	342,400	4,478,593
Kellner Merger Fund - Institutional Class	290,071	2,999,335
Touchstone Merger Arbitrage Fund - Institutional Class	351,115	3,823,640
Vivaldi Merger Arbitrage Fund - Class I	228,113	2,347,283
		13,648,851
Global Macro Funds - 16.3%
BlackRock Multi-Asset Income Fund - Institutional Shares	235,562	2,537,006
First Eagle Global Fund - Class A	79,779	4,446,075
Franklin Mutual Global Discovery Fund - Class Z	55,612	1,756,798
John Hancock Global Absolute Return Strategies Fund - Class I (b)	379,522	3,833,175
		12,573,054
Managed Futures Funds - 12.6%
361 Managed Futures Strategy Fund - Class I (b)	401,936	4,429,335
AQR Managed Futures Strategy Fund - Class I	329,270	3,091,847
ASG Managed Futures Strategy Fund - Class Y	229,469	2,257,977
		9,779,159
Natural Resources Funds - 8.1%
Alerian MLP ETF (a)	75,000	975,750
ETRACS Alerian MLP Infrastructure Index ETN (e)	23,491	688,287
First Eagle Gold Fund - Class I (b)	20,495	360,512
Oppenheimer SteelPath MLP Select 40 Fund - Class Y	249,817	2,493,169
SPDR Gold Shares (a) (b) (c)	4,800	554,640
Tortoise MLP & Pipeline Fund - Institutional Class	80,855	1,161,080
		6,233,438
Asset Allocation Funds - 7.0%
Berwyn Income Fund	329,014	4,497,616
FPA Crescent Fund	27,362	902,942
		5,400,558
High Yield/Fixed Income Funds - 7.0%
PIMCO Income Fund - Institutional Class	196,704	2,382,086
T. Rowe Price Institutional Floating Rate Fund - Investor Class	155,782	1,571,838
Templeton Global Bond Fund - Class A	11,858	141,460
Templeton Global Income Fund (d)	194,923	1,302,086
		5,397,470
Option Hedged Funds - 3.7%
BlackRock Enhanced Equity Dividend Trust (d)	105,000	867,300
JPMorgan Hedged Equity Fund - Select Class	114,289	2,010,348
		2,877,648
Real Estate Funds - 2.1%
CBRE Clarion Global Real Estate Income Fund (d)	48,500	360,840
Vanguard REIT ETF (a)	9,500	782,515

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 96.1% (Continued)	Shares	Value
Real Estate Funds - 2.1% (Continued)
Voya Global Real Estate Fund - Class I	24,412	$459,186
		1,602,541

Total Investment Companies (Cost $67,045,370)		$74,245,473

STRUCTURED NOTES - 3.2%	Par Value	Value
JPMorgan Chase & Co., 5 Year Dual Directional Notes Linked to the S&P 500 Index, due 03/31/2021 (b)	$900,000	$955,530
JPMorgan Chase & Co., Certificates of Deposit Linked to the JPMorgan Efficiente Plus DS 5 Index, due 06/23/2020 (b)	1,600,000	1,533,440
Total Structured Notes (Cost $2,500,000)		$2,488,970

MONEY MARKET FUNDS - 0.9%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.63% (f) (Cost $692,650)	692,650	$692,650

Total Investments at Value - 100.2% (Cost $70,238,020)		$77,427,093

Liabilities in Excess of Other Assets - (0.2%)		(161,779)

Net Assets - 100.0%		$77,265,314

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Closed-end fund.
(e)	Exchange-traded note.
(f)	The rate shown is the 7-day effective yield as of January 31, 2017.

See accompanying notes to Schedules of Investments.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS
January 31, 2017 (Unaudited)

1.   Investment Valuation

Investments in shares of other open-end investment companies held by New Century Capital Portfolio, New Century Balanced Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (together, the “Portfolios” and each, a “Portfolio”) are valued at their net asset value as reported by such companies.  The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.  The Portfolios may also invest in closed-end investment companies, exchange-traded funds (“ETFs”), and to a certain extent, directly in securities when the Adviser deems it appropriate.  Investments in closed-end investment companies, ETFs and direct investments in securities are valued at market prices, as described in the paragraph below.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service.  Other assets and securities for which no quotations are readily available or for which quotations the Adviser believes do not reflect market value are valued at their fair value as determined in good faith by the Adviser under the procedures established by the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Factors considered in determining the value of portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolios’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Structured notes held by New Century Balanced and New Century Alternative Strategies Portfolios are classified as Level 2 since the values for such securities are customarily based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, underlying index values and interest rates, among other factors.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level of the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Portfolios’ investments as of January 31, 2017 by security type:

	Level 1	Level 2	Level 3	Total
New Century Capital Portfolio

Investment Companies	$86,804,327	$-	$-	$86,804,327
Money Market Funds	773,266	-	-	773,266
Total	$87,577,593	$-	$-	$87,577,593

New Century Balanced Portfolio

Investment Companies	$48,426,860	$-	$-	$48,426,860
Structured Notes	-	2,253,592	-	2,253,592
Money Market Funds	865,093	-	-	865,093
Total	$49,291,953	$2,253,592	$-	$51,545,545

New Century International Portfolio

Investment Companies	$33,712,744	$-	$-	$33,712,744
Money Market Funds	273,545	-	-	273,545
Total	$33,986,289	$-	$-	$33,986,289

New Century Alternative Strategies Portfolio

Investment Companies	$74,245,473	$-	$-	$74,245,473
Structured Notes	-	2,488,970	-	2,488,970
Money Market Funds	692,650	-	-	692,650
Total	$74,938,123	$2,488,970	$-	$77,427,093

Refer to each Portfolio’s Schedule of Investments for a listing of the securities using Level 1 and Level 2 inputs.  As of January 31, 2017, the Portfolios did not have any transfers into or out of any Level.  In addition, the Portfolios did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of January 31, 2017.  It is the Portfolios’ policy to recognize transfers into or out of any Level at the end of the reporting period.

2.   Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on a specific identification method.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.   Federal Income Tax

The following information is computed on a tax basis for each item as of January 31, 2017:

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio

Cost of portfolio investments	$69,473,650	$43,165,894	$31,117,004	$70,390,951

Gross unrealized appreciation	$18,293,702	$8,654,733	$3,147,714	$8,494,799

Gross unrealized depreciation	(189,759)	(275,082)	(278,429)	(1,458,657)

Net unrealized appreciation	$18,103,943	$8,379,651	$2,869,285	$7,036,142

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for each Portfolio is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.   Investments in Other Investment Companies

The Portfolios are funds of funds which invest primarily in the shares of registered open-end and closed-end investment companies, including ETFs.  Thus, each Portfolio is affected by the performance of those companies.  Investing in investment companies does not eliminate investment risk.

Closed-end investment companies and ETFs trade on securities exchanges, and the market price for which such securities trade may not correspond exactly with the net asset value of the investment company.  In addition, a closed-end investment company may trade infrequently, with small volume and at a discount to the net asset value, which may affect the Portfolio’s ability to sell shares of such company at a reasonable price.  Further, ETFs which hold stocks included in a particular index will not be able to perfectly replicate the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.  In addition, the Portfolios incur additional indirect expenses due to acquired fund fees and other costs to the extent they invest in shares of other investment companies.

Item 2. Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New Century Portfolios

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	March 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	March 13, 2017

By (Signature and Title)*		/s/ Stephen G. DaCosta
Stephen G. DaCosta, Treasurer and Principal Financial Officer

Date	March 13, 2017

*	Print the name and title of each signing officer under his or her signature.